Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 758	₱ 892	₱ 835
Future Amortization Intangible Assets	1,941
2020 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	619
2021 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	194
2022 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	191
2023 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	186
2024 and onwards [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 751